Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Total revenues	$ 909,270	$ 730,506
United States
Disclosure of geographical areas [line items]
Total revenues	616,628	527,350
Australia
Disclosure of geographical areas [line items]
Total revenues	67,288	45,321
Canada
Disclosure of geographical areas [line items]
Total revenues	65,073	47,066
United Kingdom
Disclosure of geographical areas [line items]
Total revenues	47,233	30,237
Other
Disclosure of geographical areas [line items]
Total revenues	$ 113,048	$ 80,532